Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000127047
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%	8.09%		7.52%
Without Sales Load [Member] | C000127048
Average Annual Return [Line Items]
Average Annual Return, Percent	12.71%	7.81%		7.24%
Without Sales Load [Member] | C000169948
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%	8.27%	8.22%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%		11.31%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%		11.31%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	12.22%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%	8.27%		7.57%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%	8.27%		7.57%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%	8.27%	7.97%